Securitized Vacation Ownership Debt	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Securitized Vacation Ownership Debt

Note 11. Securitized Vacation Ownership Debt

As discussed in Note 6, the Company’s VIEs associated with the securitization of its VOI notes receivable are consolidated in the Company’s financial statements. Long-term and short-term securitized vacation ownership debt consisted of the following (in millions):

	June 30,	December 31,
	2012	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	$29	$37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	22	27
2009 securitization, interest rate at 5.81%, maturing 2016	77	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021	163	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	158	186

	449	532
Less current maturities	(117)	(130)

Long-term securitized debt	$332	$402